Borrowings - Summary of borrowings amount and interest rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Line Items]
Borrowings	₩ 43,167,065	₩ 41,594,064
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 23,690,674	₩ 21,726,382
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	0.25%	0.25%
Borrowings, gross	₩ 5,278,331	₩ 5,351,110
Others
Borrowings [Line Items]
Maximum Interest rate	3.93%	6.20%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 18,412,343	₩ 16,375,272
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 7,225,597	₩ 7,032,901
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.30%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 42,434	₩ 71,309
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	12.29%	8.00%
Minimum Interest rate	(0.49%)	0.00%
Borrowings, gross	₩ 5,292,872	₩ 5,423,571
Others
Borrowings [Line Items]
Maximum Interest rate	11.25%	12.45%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 1,890,291	₩ 1,538,021
Call money
Borrowings [Line Items]
Maximum Interest rate	1.52%	0.55%
Minimum Interest rate	(0.30%)	0.35%
Borrowings, gross	₩ 1,534,611	₩ 1,760,042
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	1.47%	1.10%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 9,032	₩ 10,706
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	6.25%	5.15%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 10,709,115	₩ 11,065,584
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (1,964)	₩ (1,551)